ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2016
Accounts Receivable, Net [Abstract]
Allowance for Doubtful Accounts Receivable
Allowance for doubtful accounts receivable consisted of the following:

	June 30,
	2016	2015
	($ in millions)
Balance at beginning of year	$6.4	$3.0
Provisions charged (credited)	2.2	(0.2)
Write-offs, net of recoveries	(0.8)	(0.1)
Balance at end of period	$7.8	$2.7